Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Unused Tax Losses for which No Deferred Tax Assets Recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Potential tax benefit at a total tax rate of 32.98%	€ 10,595	€ 83,011
Corporate tax [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	32,683	252,124
Trade tax [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset has been recognized	€ 31,569	€ 251,279